Indemnification assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Indemnification assets	€ 0.5	€ 0.5
Remeasurement of indemnification assets	€ 0.0	€ 0.0	€ 7.0